Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 2,029		$ 3,999		$ 4,409
Restricted cash	1,087		1,325		27,287
Accounts receivables, net	280		317		403
Inventories	1,280		1,248		660
Prepaid expenses and other current assets	554		700		698
Deferred financing costs			0		699
Total current assets	5,230		7,589		34,156
Property, plant and equipment, net	1,188		1,298		1,083
Total assets	6,418		8,887		35,239
Current liabilities
Accounts payable	4,580		3,846		594
Accrued expenses	3,526		3,408		3,407
Convertible notes payable, net of debt discount			0		13,343
Warrant liability	4,169		560		18,751
Total current liabilities	12,275		7,814		36,095
Deferred revenue			0		30
Other non-current liabilities	345		395		604
Total liabilities	12,620		8,209		36,729
Commitments and Contingencies
Stockholders' equity (deficit)
Preferred stock	0		0		0
Common stock	9	[1]	2	[1],[2]	0	[2]
Additional paid-in capital	311,477		325,517		277,790
Accumulated deficit	(317,645)		(324,832)		(279,188)
Treasury stock	(51)	[1]	(51)	[1],[2]	(51)	[2]
Accumulated other comprehensive income (loss)	8		42		(41)
Total stockholders' (deficit) equity	(6,202)		678		(1,490)
Total liabilities and stockholders' equity (deficit)	$ 6,418		$ 8,887		$ 35,239

[1]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.